Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Global Gold Miners ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.6%
De Grey Mining Ltd.(a)(b)	10,012,698	$9,983,212
Emerald Resources NL(a)	3,021,434	7,174,408
Genesis Minerals Ltd.(a)	5,346,777	8,869,339
Gold Road Resources Ltd.	6,228,801	7,608,165
Regis Resources Ltd.(a)	1,152,970	1,935,186
West African Resources Ltd.(a)	6,740,688	6,700,934
Westgold Resources Ltd.	1,739,729	3,245,585
		45,516,829
Canada — 53.9%
Agnico Eagle Mines Ltd.	1,525,240	128,834,600
Alamos Gold Inc., Class A	1,492,076	28,103,314
B2Gold Corp.	5,302,616	15,320,225
Barrick Gold Corp.	5,290,171	92,650,257
Calibre Mining Corp.(a)	4,514,613	8,013,152
Centerra Gold Inc.	1,214,078	7,318,895
Eldorado Gold Corp.(a)	850,629	13,609,578
Equinox Gold Corp.(a)	1,763,672	9,951,794
IAMGOLD Corp.(a)	2,429,494	13,344,387
Kinross Gold Corp.	3,756,138	36,486,895
Lundin Gold Inc.(b)	486,642	11,227,125
New Gold Inc.(a)	3,772,759	10,401,664
OceanaGold Corp.	1,502,663	4,695,654
SSR Mining Inc.	1,233,804	7,191,058
Torex Gold Resources Inc.(a)	433,058	9,134,104
Wesdome Gold Mines Ltd.(a)	874,552	7,602,084
Wheaton Precious Metals Corp.	591,058	36,842,707
		440,727,493
China — 4.3%
Zijin Mining Group Co. Ltd., Class A	2,124,635	4,638,259
Zijin Mining Group Co. Ltd., Class H	15,764,000	30,555,238
		35,193,497
Indonesia — 0.7%
Aneka Tambang Tbk	60,567,600	5,477,963
Peru — 1.1%
Cia. de Minas Buenaventura SAA, ADR	779,748	9,434,951
Russia — 0.0%
Polyus PJSC(a)(c)	62,547	6
South Africa — 12.1%
Anglogold Ashanti PLC, NVS	1,528,248	38,364,916
Security	Shares	Value
South Africa (continued)
DRDGOLD Ltd.(b)	4,634,285	$4,552,959
Gold Fields Ltd.	2,550,234	36,556,582
Harmony Gold Mining Co. Ltd.	2,130,183	19,649,940
		99,124,397
Turkey — 0.7%
Koza Altin Isletmeleri AS(a)	8,179,743	5,358,060
United Kingdom — 1.9%
Endeavour Mining PLC	473,768	9,305,873
Hochschild Mining PLC(a)	2,237,650	6,091,988
		15,397,861
United States — 19.3%
Coeur Mining Inc.(a)(b)	1,781,343	11,507,476
Newmont Corp.	3,495,068	146,583,152
		158,090,628
Total Long-Term Investments — 99.6% (Cost: $777,842,280)		814,321,685
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	1,040,521	1,041,042
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	790,000	790,000
Total Short-Term Securities — 0.2% (Cost: $1,830,816)		1,831,042
Total Investments — 99.8% (Cost: $779,673,096)		816,152,727
Other Assets Less Liabilities — 0.2%		1,377,539
Net Assets — 100.0%		$817,530,266

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Gold Miners ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,640,134	$—	$(2,599,892)(a)	$2,072	$(1,272)	$1,041,042	1,040,521	$4,919 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	170,000	620,000 (a)	—	—	—	790,000	790,000	4,372	—
				$2,072	$(1,272)	$1,831,042		$9,291	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	14	12/19/24	$3,079	$13,769
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$608,253,072	$206,068,607	$6	$814,321,685
Short-Term Securities
Money Market Funds	1,831,042	—	—	1,831,042
	$610,084,114	$206,068,607	$6	$816,152,727

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Gold Miners ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,769	$—	$—	$13,769

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company